Additional Capital Disclosures - Summary of Capital Structure (Detail) - USD ($) $ in Thousands		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Total equity attributable to the equity shareholders of the Company		$ 765,728		$ 801,136		$ 754,003	$ 684,092
As percentage of total capital		81.00%		82.00%
Short Term Line of Credit		$ 40,000
Long term debt	[1]	139,830	[2]	$ 174,381	[3]
Total debt		$ 179,830		$ 174,381
As percentage of total capital		19.00%		18.00%
Total capital (debt and equity)		$ 945,558		$ 975,517
Percentage of change in total equity attributable to the equity shareholders of the Company		(4.00%)
Change in Percentage of Short Term Line of Credit		100.00%
Percentage of change in long term debt		(20.00%)
Percentage of change in total debt		3.00%
Percentage of change in total capital (debt and equity)		(3.00%)

[1]	Before netting off debt issuance cost of $626 and $975 as at March 31, 2024 and March 31, 2023, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $626.
[3]	Excluding non-financial asset (unamortized debt issuance cost) $975.